Property, Plant & Equipment (Tables)	12 Months Ended
Feb. 28, 2013
Property, Plant & Equipment
Schedule of property, plant and equipment

	February 28,	February 29,
(In thousands)	2013	2012

Limestone and sand acreage	$144,076	$142,034
Land, buildings and building improvements	100,074	96,504
Crushing, prestressing, and manufacturing plants	326,066	310,130
Contracting equipment, vehicles and other	300,450	281,543
Construction in progress	5,680	8,829
Property, plant and equipment	876,346	839,040
Less: Accumulated depreciation and depletion	(504,478)	(467,466)
Property, plant and equipment, net	$371,868	$371,574